SHARE BASED PAYMENTS - Expenses arising from share-based payment transactions (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total	$ 335,102	$ 129,635	$ 120,287
Kentgrove Capital Pty Ltd
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total	15,278
Employee option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total	215,383	$ 129,635	120,287
Performance rights
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total	$ 104,441		$ 120,287